Trade, other receivables and tax receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of receivables by due date
The following table summarizes Trade, other receivables and Tax receivables by due date:

	At December 31,
	2020					2019
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€1,581	€—	€—	€—	€1,581	€2,064	€—	€—	€—	€2,064
Receivables from financing activities	2,159	249	8	257	2,416	2,855	294	6	300	3,155
Other receivables	1,805	1,378	86	1,464	3,269	1,709	695	1,381	2,076	3,785
Total Trade and other receivables	€5,545	€1,627	€94	€1,721	€7,266	€6,628	€989	€1,387	€2,376	€9,004

Tax receivables	€89	€78	€17	€95	€184	€372	€51	€43	€94	€466

Schedule of receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the FCA Group and are summarized as follows:

	At December 31,
	2020	2019
	(€ million)
Dealer financing	€1,538	€2,317
Retail financing	512	613
Finance leases	6	3
Other	360	222
Total Receivables from financing activities	€2,416	€3,155

Disclosure of allowance for credit losses
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2020	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2020
	(€ million)
ECL allowance - Trade receivables	€237	€31	€(43)	€—	€225
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2020	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2020
	(€ million)
ECL allowance - Receivables from financing activities	€23	€40	€(46)	€—	€17

Disclosure of credit risk exposure
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2020			2019
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€1,551	€243	€1,794	€1,989	€293	€2,282
ECL allowance	(42)	(183)	(225)	(53)	(184)	(237)
Carrying amount	€1,509	€60	€1,569	€1,936	€109	€2,045
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€1,878	€53	€29	€1,960	€2,369	€194	€35	€2,598
ECL allowance	(8)	(1)	(8)	(17)	(10)	(2)	(11)	(23)
Carrying amount	€1,870	€52	€21	€1,943	€2,359	€192	€24	€2,575

Disclosure of transferred financial assets that are not derecognised in their entirety
At December 31, 2020 and 2019, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2020			2019
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€6	€35	€41	€11	€140	€151
Carrying amount of the related liabilities (Note 21)	€6	€35	€41	€11	€140	€151